Restatements - Schedule of Audited Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (91,168,280)	$ (7,848,380)	$ (5,664,379)
Imputed interest expense		4,200,000
Interest income on notes receivable		(50,301)
NET CASH USED IN OPERATING ACTIVITIES:	$ 722,853	(5,151,508)	$ (5,590,567)
As reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations		(4,391,980)
Imputed interest expense		693,299
Interest income on notes receivable
NET CASH USED IN OPERATING ACTIVITIES:		(5,151,508)
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations		(3,456,400)
Imputed interest expense		3,506,701
Interest income on notes receivable		(50,301)
NET CASH USED IN OPERATING ACTIVITIES: